CORPORATE RESTRUCTURING COSTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Provision recorded for restructuring charges	CAD 99	CAD 87
Total corporate restructuring charges	44
Restructuring costs capitalized		8
Employee Severance
Restructuring Cost and Reserve [Line Items]
Corporate restructuring costs incurred		122
Provision recorded for restructuring charges	36	60
Total corporate restructuring charges	0
Restructuring costs recoverable through regulatory and tolling structures		58
Employee Severance | Regulatory asset
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	22	44
Employee Severance | Plant operating cost and other
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	22	CAD 157
Lease Commitments
Restructuring Cost and Reserve [Line Items]
Total corporate restructuring charges	CAD 44